Bank Loans	6 Months Ended
Jun. 30, 2023
Bank Loans [Abstract]
BANK LOANS

9. BANK LOANS

Bank loans represent the amounts due to various banks that are due within and over one year. As of June 30, 2023 and December 31, 2022, bank loans consisted of the following:

	June 30, 2023	December 31, 2022
Short-term bank loans:
Loan from Bank of Beijing	$411	$1,139
Loan from China Merchants Bank	2,035	2,144
Loan from Huaxia Bank	-	707
Loan from Xiamen International Bank	410	431
	$2,856	$4,421

For the six months ended June 30, 2023, the Company entered into loan agreements with two banks, pursuant to the Company borrowed an aggregate of $2,598 from the banks with maturity dates due in November 2023 through February 2024. The loan bore interest rates ranging between 4.5% and 6%. For the six months ended June 30, 2023, the Company also repaid an aggregate of $4,041 to four banks.

For the six months ended June 30, 2022, the Company entered into loan agreements with three banks, pursuant to the Company borrowed an aggregate of $5,398 from the banks with maturity dates due in September 2022 through March 2023. The loan bore interest rates ranging between 3.70% and 6%. For the six months ended June 30, 2022, the Company also repaid an aggregate of $4,473 to three banks.

Guarantee information

The loan from Bank of Beijing was guaranteed by Beijing Shichuangtongsheng Financing Guarantee Co., Ltd, for whom a counter-guarantee was provided by Horgos and Mr. Zhang Bing, the Chairman of the Company’s board of directors.

The loan from China Merchants Bank was guaranteed by Beijing Zhongguancun Sci-tech Financing Guarantee Co., Ltd, for whom a counter guarantee was provided by Horgos, Mr. Zhang Bing, the Chairman of the Company’s board of directors, and Mr. Lu Jia, the Vice President of the Company.

The loan from Huaxia Bank was guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd. Horgos Technology and Beijing Leshare provided counter-guarantee to Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd and Mr. Zhang Bing, the Chairman of the Company’s board of directors, provided the additional guarantee.

The loan from Xiamen International Bank was guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company’s board of directors.